Document and Entity Information	Nov. 09, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	EVgo Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39572
Entity Tax Identification Number	85-2326098
Entity Address, Address Line One	1661 East Franklin Avenue
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	877
Local Phone Number	494-3833
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001821159
Amendment Flag	false
Class A Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock, $0.0001 par value per share
Trading Symbol	EVGO
Security Exchange Name	NASDAQ